Revenue and Segment Information - Sales by Geographical Markets Based on Locations of Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of products and services [line items]
Total consolidated revenue	¥ 3,149,614	$ 458,092	¥ 2,830,987	¥ 2,249,533
The PRC (country of domicile) [member]
Disclosure of products and services [line items]
Total consolidated revenue	2,760,577	401,509	2,442,973	1,877,996
Vietnam [member]
Disclosure of products and services [line items]
Total consolidated revenue	39,808	5,790	35,824	49,148
Thailand [member]
Disclosure of products and services [line items]
Total consolidated revenue	37,294	5,424	40,058	31,866
Indonesia [member]
Disclosure of products and services [line items]
Total consolidated revenue	33,225	4,832	35,597	25,556
Malaysia [member]
Disclosure of products and services [line items]
Total consolidated revenue	32,145	4,675	33,042	25,624
South Korea [member]
Disclosure of products and services [line items]
Total consolidated revenue	17,731	2,579	12,757	31,364
Others [member]
Disclosure of products and services [line items]
Total consolidated revenue	¥ 228,834	$ 33,283	¥ 230,736	¥ 207,979